Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Significant Accounting Policies
Basis of Presentation
The accompanying financial statements were prepared on the accrual basis in accordance with U.S. Generally Accepted Accounting Principles (GAAP).
Use of Estimates
The preparation of financial statements in accordance with GAAP necessitates management to make estimates and assumptions that affect the amounts reported in the financial statements, accompanying notes and supplemental schedule. The Plan regularly evaluates its estimates and judgments based on historical experience and other relevant facts and circumstances. Actual results could differ from these estimates.
Contributions
Contributions from Plan participants and the matching contributions from the Employer are recorded in the year in which the employee contributions are withheld from compensation.
Participant Distributions and Withdrawals
Participant distributions and withdrawals are recorded when paid.
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the Plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.
Investment Valuation and Income Recognition
Investments held by the Plan are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See "Note 5. Fair Value of Financial Instruments" for further discussion and disclosures related to fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend date. Investment gains and losses include those that are realized and unrealized.